SCHEDULE OF MATURITIES OF LOAN PAYABLE (Details)	Mar. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 21,971
2027	47,317
Thereafter	403,900
Total loan payables	$ 473,188